Shareholders' Equity - Number of Issued Shares of Common Stock and Common Stock Held (Detail) - shares	Sep. 30, 2019	Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Shares outstanding	1,373,171,556	1,399,401,420
Shares in treasury	3,698,728	3,800,918